Debt - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended		4 Months Ended	0 Months Ended		1 Months Ended
	May 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 29, 2007	May 07, 2014	Sep. 20, 2012	Apr. 29, 2014	Apr. 24, 2014	Apr. 30, 2014	May 09, 2012
Debt And Credit Agreements [Line Items]
Loss on extinguishment of debt				$ 33,538,000	$ 12,181,000	$ 12,181,000
Long-term Debt, Gross		3,088,000,000		3,088,000,000		3,729,665,000	3,444,159,000
Net unamortized discount		15,000,000		15,000,000		20,000,000
Early redemption option on secured senior notes	40.00%			40.00%		40.00%
Contingent call option price, Percentage				108.50%
Debt Instrument call feature description				Embedded Derivative Related to Senior Secured Notes-The 2019 Notes included a contingent call option to redeem up to 40% of the notes in the event of an equity offering at a rate of 108.50%, until May 15, 2015.
Mortgage loan outstanding		82,000,000		82,000,000
Mortgage loan interest rate				5.7985%
Mortgage loan maturity date				Apr. 01, 2017
Proceeds from debt				148,307,000	2,540,063,000	2,540,063,000	2,225,082,000
Unamortized debt issuance costs		24,000,000		24,000,000
Repayments of debt				797,028,000	2,239,538,000	2,261,061,000	2,924,745,000	30,150,000
Purchased of buildings, land and furniture and fixtures		49,802,000	57,257,000	160,385,000	168,744,000	226,026,000	193,262,000	164,638,000
Building, net book value		526,722,000		526,722,000		498,523,000	408,396,000
Interest rate on notes from joint venture partners						8.00%
Notes from joint venture partners, balance						0	0
Headquarters Office [Member]
Debt And Credit Agreements [Line Items]
Purchased of buildings, land and furniture and fixtures									104,000,000
Buildings [Member]
Debt And Credit Agreements [Line Items]
Building, net book value									83,000,000
Senior secured notes due 2019 [Member]
Debt And Credit Agreements [Line Items]
Early repayment of senior debt paid with IPO proceeds										320,000,000
Loss on extinguishment of debt				31,000,000
Early redemption option on secured senior notes						40.00%
Contingent call option price, Percentage						108.50%
Debt Instrument call feature description				The indenture to the 2019 Notes allowed us, at our option, to redeem up to 40% of the principal amount of the notes outstanding in the event of an equity offering, such as an initial public offering, until May 15, 2015. The contingent call option was at a price of 108.50%, plus accrued and unpaid interest, if any, to the date of redemption. In May 2014, we exercised our contingent call option and prepaid $320 million, or 40%, of the outstanding principal on the 2019 Notes at the redemption price of 108.5% of the principal amount. As a result of the prepayment, we recognized a loss on extinguishment of $31 million, which included the $27 million redemption premium.		The indenture to the senior secured notes allows the Company, at its option, to redeem up to 40% of the principal amount of the notes outstanding in the event of an equity offering, such as an initial public offering, until May 15, 2015. The contingent call option is at a price of 108.50%, plus accrued and unpaid interest, if any, to the date of redemption.
Face value of debt instruments at the time of issuance															400,000,000
Gain on embedded derivative						2,000,000
Mortgage Facility [Member] | Headquarters Office [Member]
Debt And Credit Agreements [Line Items]
Purchased of buildings, land and furniture and fixtures									85,000,000
Sourced From Cash On Hand [Member] | Headquarters Office [Member]
Debt And Credit Agreements [Line Items]
Purchased of buildings, land and furniture and fixtures									19,000,000
8.50% Due 2019 [Member] | Senior secured notes due 2019 [Member]
Debt And Credit Agreements [Line Items]
Long-term Debt, Gross		480,000,000		480,000,000		799,823,000	801,712,000
Face value of debt instruments at the time of issuance		480,000,000		480,000,000							800,000,000
Debt instrument interest rate		8.50%		8.50%							8.50%
Proceeds from debt											796,000,000
Unamortized debt issuance costs											5,000,000
Repayments of debt											679,000,000
Annual interest expense						68,000,000
5.80% Due 2017 [Member] | Mortgage Facility [Member]
Debt And Credit Agreements [Line Items]
Long-term Debt, Gross						83,541,000	84,340,000
5.80% Due 2017 [Member] | Mortgage Facility [Member] | Headquarters Office [Member]
Debt And Credit Agreements [Line Items]
Face value of debt instruments at the time of issuance									85,000,000
Debt instrument interest rate									5.80%
Senior Secured Term Loan C [Member] | Senior secured notes due 2019 [Member]
Debt And Credit Agreements [Line Items]
Early repayment of senior debt paid with IPO proceeds												90,000,000	207,000,000	296,000,000
May Two Thousand Twelve [Member] | 8.50% Due 2019 [Member] | Senior secured notes due 2019 [Member]
Debt And Credit Agreements [Line Items]
Face value of debt instruments at the time of issuance															400,000,000
September Two Thousand Twelve [Member] | 8.50% Due 2019 [Member] | Senior secured notes due 2019 [Member]
Debt And Credit Agreements [Line Items]
Face value of debt instruments at the time of issuance											400,000,000
2019 [Member] | Senior secured notes due 2019 [Member]
Debt And Credit Agreements [Line Items]
Early repayment of senior debt paid with IPO proceeds										320,000,000
Redemption amount of principal (debt instrument)				108.50%
Debt redemption premium paid with IPO proceeds										$ 27,000,000